Schedule II - Valuation And Qualifying Accounts And Reserves (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year		$ 211.6	$ 198.3	$ 191.5
Additions Charged to Costs and Expense		265.4	276.5	254.8
Other (Deductions) Additions	[1]	(260.0)	(263.2)	(248.0)
Balance at end of year		217.0	211.6	198.3
Valuation allowance-deferred tax assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year		17.1	16.5	18.4
Additions Charged to Costs and Expense		0.0	0.6	0.2
Other (Deductions) Additions	[1]	(2.0)	0.0	(2.1)
Balance at end of year		$ 15.1	$ 17.1	$ 16.5

[1]	Other (Deductions) Additions consists primarily of write-offs of accounts receivable amounts.